Principal Subsidiaries and Non-Controlling Interests in Subsidiaries - Summary Of Financial Information About The Amounts Attributable To Non Controlling Interests (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of noncontrolling interests [Line Items]
Revenue	$ 31,034	$ 28,775	$ 27,155
Total comprehensive income	8,173	7,920	$ 7,534
Total assets	1,086,161	998,493
Total liabilities	1,015,969	930,813
Minority partner [member]
Disclosure of noncontrolling interests [Line Items]
Revenue	4,700	3,615
Total comprehensive income	313	173
Total assets	86,435	80,352
Total liabilities	$ 78,851	$ 73,449